Condensed Consolidated Balance Sheets	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CURRENT ASSETS
Cash and Cash Equivalents	$ 3,298,474	$ 2,629,287	$ 4,738,504
Restricted Cash	32,802	29,013	129,778
Accounts Receivable, Net	1,324,086	1,277,635	281,049
Deferred Cost of Goods	237,749	507,308
Inventory, Net	247,516	148,120	324,515
Other Current Assets	340,592	435,052	435,581
Total Current Assets	5,481,219	5,026,415	5,909,427
Property and Equipment, Net	53,201	68,677	98,575
Right of Use Asset, Net	159,263
Other Assets	84,696	84,424	298,163
Total Assets	5,778,379	5,179,516	6,306,165
CURRENT LIABILITIES
Accounts and Other Payables	1,240,902	1,748,857	1,308,914
Short Term Debt	164,134	427,025	348,771
Current Portion of Long-Term Debt	131,307	122,007
Current Portion of Lease Liability	40,390
Total Current Liabilities	1,576,733	2,297,889	1,657,685
Long Term Debt	306,382	376,188
Long Term Lease Liability, Net of Current Portion	127,022
Total Liabilities	2,010,137	2,674,077	1,657,685
STOCKHOLDERS’ EQUITY
Preferred Stock, $0.00001 par value; 12,500,000 shares authorized, no preferred shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively
Common Stock, $0.00001 par value; 300,000,000 shares authorized; 4,457,444 and 2,808,071 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	45	28	20
Additional Paid-In Capital	58,736,166	55,962,337	54,065,775
Accumulated Other Comprehensive Loss	(212,027)	(280,209)	(221,418)
Accumulated Deficit	(54,755,942)	(53,176,717)	(49,195,897)
Total Stockholders’ Equity	3,768,242	2,505,439	4,648,480
Total Liabilities and Stockholders’ Equity	$ 5,778,379	5,179,516	6,306,165
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred Stock, $0.00001 par value; 12,500,000 shares authorized, no preferred shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively